Loss on Disposal of Businesses, net (Details Narrative)								2 Months Ended	9 Months Ended
	Mar. 27, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Feb. 16, 2023 USD ($)	Feb. 16, 2023 EUR (€)	Jan. 18, 2023 USD ($)	Nov. 10, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Short-Term Debt [Line Items]
Businesses net of cash divested									$ 1,739,882
Loss on disposal of business	$ 3,288,060
Business Combination, Contingent Consideration, Liability												$ 6,192,912	$ 3,148,893	$ 3,328,361
Business Combination, Control Obtained Description				On February 16, 2023, the Company entered into the Amendment with the Holder as a condition to the closing of the sale of the Bethard Business. The Amendment required the Company to deposit 50% of the proceeds from the Sale of the Bethard Business in a bank account in favor of the Holder. The Amendment also required the Company to deposit 50% of the proceeds of any permitted future sale of assets or any subsequent debt or equity offer or sale (a “Securities Transaction”) and 100% of the proceeds of any additional indebtedness incurred in the future, into such bank account in favor of the Holder, or, at the option of the Holder, redeem amounts under the Senior Convertible Note using such proceeds. 50% of the proceeds received from the Sale of Bethard	On February 16, 2023, the Company entered into the Amendment with the Holder as a condition to the closing of the sale of the Bethard Business. The Amendment required the Company to deposit 50% of the proceeds from the Sale of the Bethard Business in a bank account in favor of the Holder. The Amendment also required the Company to deposit 50% of the proceeds of any permitted future sale of assets or any subsequent debt or equity offer or sale (a “Securities Transaction”) and 100% of the proceeds of any additional indebtedness incurred in the future, into such bank account in favor of the Holder, or, at the option of the Holder, redeem amounts under the Senior Convertible Note using such proceeds. 50% of the proceeds received from the Sale of Bethard
Bethard Business [Member] | Share Purchase Agreement [Member]
Short-Term Debt [Line Items]
Business Combination, Consideration Transferred, Other		$ 8,090,965
Business Combination, Consideration Transferred		1,739,882	€ 1,650,000
Holdback on sale of Bethard Business		158,171	€ 150,000	$ 869,941	€ 825,000
Business Combination, Contingent Consideration, Liability		6,192,912									€ 5,872,989
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		1,306,021									€ 1,238,552
Senior Convertible Note [Member] | Spanish iGaming Operations [Member]
Short-Term Debt [Line Items]
Businesses net of cash divested						$ 1,200,000
Deposits						1,000,000
Loss on disposal of business						$ 1,114,992
Senior Convertible Note [Member] | Bethard Business [Member]
Short-Term Debt [Line Items]
Loss on disposal of business		$ 8,601,414
Senior Convertible Note [Member] | Argyll Entertainment [Member]
Short-Term Debt [Line Items]
Loss on disposal of business							$ 3,288,060
Senior Convertible Note Holder [Member] | Waiver Agreement [Member]
Short-Term Debt [Line Items]
Increasing in debt				2,950,010				2,950,010
Increasing in debt				450,010				450,010	450,010
Converted accrued liabilities				$ 2,500,000				$ 2,500,000	$ 2,500,000					$ 180,000,000